7. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions Details Narrative
Accrued interest included in accrued expenses	$ 82,760	$ 63,447	$ 44,090
Revenue generated from agreement with Advance Pharmaceutical Company	182,000	315,000	17,000
Expense associated with indemnification for Dr. Platt	$ 63,296	$ 119,401